Related Party Arrangements - Narrative - Property Management Fees and Expenses (Detail) - Property Management Fees and Expenses [Member] - Steadfast Management Company [Member] - Property Manager [Member]
	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Term of agreement	1 year	1 year
Number of uncured days needed to terminate agreement	60 days	60 days
Notice needed to terminate agreement	30 days	30 days
Minimum [Member]
Related Party Transaction [Line Items]
Property management fee, percent	2.50%	2.50%
Maximum [Member]
Related Party Transaction [Line Items]
Property management fee, percent	3.00%	3.00%